CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocated Share-based Compensation Expense	¥ 2,970	¥ 3,851	¥ 288,763
Cost of Revenues
Allocated Share-based Compensation Expense	317	314	19,244
Selling and Marketing Expense
Allocated Share-based Compensation Expense	674	773	75,237
General and Administrative Expense
Allocated Share-based Compensation Expense	¥ 1,979	¥ 2,764	¥ 194,282